UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Alabama Municipal Income Fund

Eaton Vance Arkansas Municipal Income Fund

Eaton Vance Georgia Municipal Income Fund

Eaton Vance Kentucky Municipal Income Fund

Eaton Vance Maryland Municipal Income Fund

Eaton Vance Missouri Municipal Income Fund

Eaton Vance North Carolina Municipal Income Fund

Eaton Vance Oregon Municipal Income Fund

Eaton Vance South Carolina Municipal Income Fund

Eaton Vance Tennessee Municipal Income Fund

Eaton Vance Virginia Municipal Income Fund

Eaton Vance

Alabama Municipal Income Fund

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.0%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Education — 5.2%
Auburn University, 5.00%, 6/1/36	$1,000	$1,132,690
University of Alabama, 5.00%, 7/1/34	1,500	1,654,680

		$2,787,370

Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$375	$379,260

		$379,260

General Obligations — 11.6%
Auburn, 5.25%, 12/1/27	$1,000	$1,152,760
Huntsville, 5.00%, 5/1/33	1,000	1,165,220
Madison, 5.15%, 2/1/39	1,250	1,346,200
Mobile, 5.00%, 2/15/27	1,000	1,117,660
Oxford, 5.00%, 2/1/32	1,205	1,367,446

		$6,149,286

Hospital — 16.0%
Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,740	$1,829,540
Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34	1,500	1,697,340
East Alabama, Health Care Authority, 5.00%, 9/1/27	1,000	1,081,530
Health Care Authority, (Baptist Health), 5.00%, 11/15/16	400	427,968
Health Care Authority, (Baptist Health), 5.00%, 11/15/18	750	794,700
Health Care Authority, (Baptist Health), 5.00%, 11/15/21	400	415,020
Huntsville, Health Care Authority, 5.50%, 6/1/25	1,000	1,135,820
University of Alabama, Hospital Revenue, 5.75% to 9/1/18 (Put Date), 9/1/22	1,000	1,155,120

		$8,537,038

Industrial Development Revenue — 2.7%
Butler Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$600	$614,478
Selma Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	750	816,128

		$1,430,606

Insured-Education — 8.3%
Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,000	$1,090,790
Alabama State University, (AGC), 4.75%, 5/1/33	475	510,102
Auburn University, (AGM), 5.00%, 6/1/38	250	270,340
Jacksonville State University, (AGC), 5.125%, 12/1/33	1,230	1,339,864
Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,110	1,188,177

		$4,399,273

Insured-Electric Utilities — 2.2%
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$400	$481,852
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	625	685,675

		$1,167,527

1

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 14.0%
Birmingham, Waterworks and Sewer Board, (NPFG), Prerefunded to 1/1/13, 5.25%, 1/1/33	$2,500	$2,573,775
Gadsden, (AMBAC), Prerefunded to 8/1/13, 5.125%, 8/1/28	2,000	2,133,640
Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,065	2,300,658
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	330	454,063

		$7,462,136

Insured-Lease Revenue/Certificates of Participation — 4.2%
Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	$500	$529,635
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	770	1,059,482
Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	520	635,726

		$2,224,843

Insured-Special Tax Revenue — 6.2%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$1,880	$1,788,012
Birmingham-Jefferson Civic Center Authority, (NPFG), 0.00%, 9/1/18	505	332,497
Wilcox County, Board of Education, (XLCA), 4.60%, 3/1/36	1,200	1,163,484

		$3,283,993

Insured-Transportation — 4.2%
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$1,000	$881,780
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,185	1,339,583

		$2,221,363

Insured-Water and Sewer — 11.2%
Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,410	$2,445,764
Cullman Utilities Board, (AGM), 5.00%, 9/1/30	1,000	1,129,170
Florence Water and Sewer Authority, (AGM), 4.75%, 8/15/36	750	808,988
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 0.00%, 8/15/41	2,600	472,628
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 4.85%, 8/15/35	1,000	1,084,750

		$5,941,300

Other Revenue — 3.1%
Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,500	$1,677,000

		$1,677,000

Special Tax Revenue — 4.5%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$145	$155,621
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	155	166,555
Homewood City Board of Education, 5.00%, 4/1/32	500	564,565
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	500	531,155
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	540	570,910
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	380,575

		$2,369,381

2

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 4.9%
Auburn, Waterworks Board, 5.00%, 9/1/29	$1,315	$1,507,845
Opelika Utilities Board, 5.25%, 6/1/36	500	558,565
Opelika Utilities Board, 5.25%, 6/1/41	500	555,255

		$2,621,665

Total Tax-Exempt Investments — 99.0% (identified cost $47,762,318)		$52,652,041

Other Assets, Less Liabilities — 1.0%		$552,619

Net Assets — 100.0%		$53,204,660

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. In addition, 13.2% of the Fund’s net assets at May 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 50.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 17.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $165,910.

A summary of open financial instruments at May 31, 2012 is as follows:

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	10 U.S. 30-Year Treasury Bond	Short	$(1,472,482)	$(1,497,188)	$(24,706)

3

At May 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $24,706.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,885,185

Gross unrealized appreciation	$5,056,856
Gross unrealized depreciation	—

Net unrealized appreciation	$5,056,856

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$52,652,041	$—	$52,652,041
Total Investments	$—	$52,652,041	$—	$52,652,041

Liability Description
Futures Contracts	$(24,706)	$—	$—	$(24,706)
Total	$(24,706)	$—	$—	$(24,706)

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Arkansas Municipal Income Fund

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.9%
Arkansas Development Finance Authority, 5.00%, 6/1/24	$500	$609,550

		$609,550

Education — 2.9%
Texas A&M University, 5.00%, 7/1/26	$200	$253,196
University of Arkansas, 5.00%, 12/1/29	250	271,505
University of Arkansas, (Fort Smith Campus), 4.75%, 12/1/35	500	553,550
University of Arkansas, (UAMS Campus), 5.00%, 12/1/30	750	865,763

		$1,944,014

Escrowed/Prerefunded — 3.1%
Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	$250	$322,200
Benton, School District No. 8, Prerefunded to 8/1/13, 4.80%, 2/1/38	750	761,573
Benton, School District No. 8, Prerefunded to 8/1/13, 4.85%, 2/1/40	1,000	1,015,770

		$2,099,543

General Obligations — 20.6%
Arkansas, 4.75%, 6/1/29	$750	$832,387
Arkansas State College Savings, 0.00%, 6/1/14	2,750	2,713,617
Arkansas Water, Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,000	1,093,120
Bentonville, School District No. 6, 4.50%, 6/1/40	1,000	1,065,100
Bradford, Special School District, 4.75%, 2/1/39	315	329,881
Bryant, School District No. 25, 4.75%, 2/1/39	1,490	1,560,388
Conroe Independent School District, 5.00%, 2/15/35	150	170,220
Conway, School District No. 1, 4.75%, 2/1/34	750	779,948
Pottsville, School District No. 61, 4.50%, 2/1/38	1,250	1,312,175
Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	350	351,736
Pulaski County, Special School District, 5.00%, 2/1/35	500	532,900
Siloam Springs, School District No. 21, 4.60%, 6/1/34	1,000	1,017,920
Springdale, School District No. 50, 4.625%, 6/1/35	1,000	1,059,430
Springdale, School District No. 50, 4.75%, 6/1/39	1,000	1,062,300

		$13,881,122

Hospital — 0.4%
North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	$250	$250,383

		$250,383

Housing — 2.8%
Arkansas Development Finance Authority, SFMR, (GNMA), (AMT), 5.125%, 7/1/24	$430	$437,353
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	645	661,389
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	525	525,903
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	85	85,426
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	175	180,453

		$1,890,524

1

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 3.7%
Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$400	$410,216
Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,000	2,111,820

		$2,522,036

Insured-Education — 10.4%
Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,000	$1,050,520
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,000	1,235,960
Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,250	1,356,312
Pulaski Technical College, (Student Tuition & Fee), (AGM), 5.00%, 4/1/41	1,150	1,242,035
University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,000	1,074,630
University of Arkansas, (UAMS Campus), (NPFG), 5.00%, 11/1/34	1,000	1,075,250

		$7,034,707

Insured-Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$650	$721,402
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	550	602,855
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	750	837,015

		$2,161,272

Insured-Escrowed/Prerefunded — 3.7%
Arkansas Development Finance Authority, SFMR, (Donaghey Plaza), (AGM), Prerefunded to 6/1/14, 5.00%, 6/1/29	$1,000	$1,092,220
North Little Rock, Electric System, (NPFG), Escrowed to Maturity, 6.50%, 7/1/15	825	874,896
University of Arkansas, Parking Revenue, (NPFG), Prerefunded to 1/1/13, 5.00%, 7/1/29	500	513,910

		$2,481,026

Insured-General Obligations — 1.5%
Arkansas State College Savings, (FGIC), (NPFG), 0.00%, 6/1/17	$500	$467,865
Puerto Rico, (NPFG), 5.50%, 7/1/20	480	541,483

		$1,009,348

Insured-Health - Miscellaneous — 1.0%
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$130	$130,083
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	500	525,135

		$655,218

Insured-Hospital — 6.5%
Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (AGC), 5.00%, 5/1/26	$1,140	$1,213,735
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,500	1,569,855
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,565	1,627,835

		$4,411,425

Insured-Lease Revenue/Certificates of Participation — 2.0%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,375,950

		$1,375,950

Insured-Other Revenue — 6.6%
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$1,000	$684,240

2

Security	Principal Amount (000’s omitted)	Value
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	$1,320	$663,881
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	3,500	1,323,210
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	7,690	1,769,776

		$4,441,107

Insured-Special Tax Revenue — 3.6%
Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$140	$148,691
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,000	1,112,680
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,000	158,530
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,200	190,344
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	5,215	808,012
Springdale Sales and Use Tax Revenue, (AGM), 4.00%, 7/1/27	35	36,244

		$2,454,501

Insured-Transportation — 2.0%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,200	$1,350,396

		$1,350,396

Insured-Utilities — 3.5%
Benton Public Utility Revenue, (AGM), 5.00%, 9/1/36	$750	$834,195
Benton, Utilities Revenue, (AMBAC), 5.00%, 9/1/36	1,435	1,518,388

		$2,352,583

Insured-Water and Sewer — 7.5%
Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/33	$515	$517,384
Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/32	500	559,565
Little Rock, Sewer Revenue, (AGM), 4.75%, 6/1/37	1,000	1,055,710
Little Rock, Sewer Revenue, (AGM), 5.00%, 6/1/31	450	488,345
Little Rock, Sewer Revenue, (AGM), 5.00%, 10/1/32	750	814,717
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	500	539,270
Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	1,000	1,068,680

		$5,043,671

Lease Revenue/Certificates of Participation — 4.4%
Arkansas Development Finance Authority, (Donaghey Plaza), 5.00%, 6/1/34	$1,190	$1,358,397
Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	1,500	1,630,485

		$2,988,882

Other Revenue — 0.8%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,250	$518,883

		$518,883

Special Tax Revenue — 5.9%
Fort Smith Sales and Use Tax, 5.00%, 5/1/23	$400	$476,456
Fort Smith Sales and Use Tax, 5.00%, 5/1/24	450	530,159
Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	1,420	1,540,345
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	210	222,020
Rogers Sales and Use Tax, 4.125%, 11/1/31	500	535,445
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	128,820
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	509,385

		$3,942,630

3

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Transportation — 0.8%
Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$500	$501,950

		$501,950

Water and Sewer — 1.8%
El Dorado, Water and Sewer System Revenue, 4.375%, 12/1/28	$595	$668,131
El Dorado, Water and Sewer System Revenue, 4.50%, 12/1/30	500	564,100

		$1,232,231

Total Tax-Exempt Investments — 99.6% (identified cost $62,713,083)		$67,152,952

Other Assets, Less Liabilities — 0.4%		$276,288

Net Assets — 100.0%		$67,429,240

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. In addition, 13.1% of the Fund’s net assets at May 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 51.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 28.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at May 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	75 U.S. 30-Year Treasury Bond	Short	$(11,043,613)	$(11,228,907)	$(185,294)

At May 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $185,294.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,937,359

Gross unrealized appreciation	$4,944,422
Gross unrealized depreciation	(328,829)

Net unrealized appreciation	$4,615,593

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$67,152,952	$—	$67,152,952
Total Investments	$—	$67,152,952	$—	$67,152,952

Liability Description
Futures Contracts	$(185,294)	$—	$—	$(185,294)
Total	$(185,294)	$—	$—	$(185,294)

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Georgia Municipal Income Fund

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.3%

Security	Principal Amount (000’s omitted)	Value
Education — 5.7%
Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$633,918
Fulton County Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/30	750	882,397
Fulton County Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/30	750	880,643
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,500	1,646,880

		$4,043,838

Electric Utilities — 1.5%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,085,550

		$1,085,550

Escrowed/Prerefunded — 1.5%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,068,632

		$1,068,632

General Obligations — 15.7%
Georgia, 1.00%, 3/1/26	$2,000	$1,590,080
Georgia, 2.00%, 8/1/27	500	466,125
Georgia, 5.00%, 7/1/29	600	724,722
Gwinnett County, School District, 5.00%, 2/1/36(1)	4,500	5,042,565
Jefferson City School District, 5.25%, 2/1/33	1,500	1,732,905
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	544,205
Lincoln County, School District, 5.50%, 4/1/37	1,000	1,160,420

		$11,261,022

Hospital — 8.8%
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,000	$1,108,330
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	3,000	3,301,530
Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	750	808,965
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,063,320

		$6,282,145

Housing — 4.0%
Georgia Housing and Finance Authority, (AMT), 4.00%, 6/1/30	$500	$500,610
Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	1,980	2,066,090
Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	270	270,551

		$2,837,251

1

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 6.4%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,436,320
Cartersville Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	700	702,093
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	925	972,887
Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	485	486,610

		$4,597,910

Insured-Education — 1.8%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGC), 5.25%, 6/15/27	$1,125	$1,253,970

		$1,253,970

Insured-Electric Utilities — 9.4%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$3,005	$3,345,857
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	390	432,842
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	895	981,009
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	310	340,095
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,450	1,618,229

		$6,718,032

Insured-General Obligations — 5.6%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,458,044
Fayette County, School District, (AGM), 4.95%, 3/1/25	660	714,067
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,326,666
Puerto Rico, (NPFG), 5.50%, 7/1/20	480	541,483

		$4,040,260

Insured-Hospital — 2.7%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,950,463

		$1,950,463

Insured-Lease Revenue/Certificates of Participation — 4.4%
Georgia Local Government 1998A Grantor Trust Certificates of Participation, (NPFG), 4.75%, 6/1/28	$935	$945,996
Georgia Municipal Association, Inc. Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,110,060
Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,000	1,095,100

		$3,151,156

Insured-Special Tax Revenue — 4.2%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,265,731
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,000	1,124,160
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	545	606,411

		$2,996,302

Insured-Transportation — 5.6%
Atlanta, Airport Passenger Facility Charge, (AGM), 4.75%, 1/1/28	$785	$822,374
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,000	1,186,630
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,780	2,003,087

		$4,012,091

Insured-Water and Sewer — 8.7%
Brunswick-Glynn County Joint Water & Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$559,525
DeKalb County Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,930,562
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	1,250	1,386,838
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,000	1,277,300

2

Security	Principal Amount (000’s omitted)	Value
Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	$1,000	$1,090,670

		$6,244,895

Special Tax Revenue — 8.8%
Athens-Clarke County Unified Government Development Authority, (Economic Development Projects), 5.00%, 6/1/32	$1,080	$1,243,750
Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	750	844,965
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,878,765
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	220,016
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	236,401
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	5,980	458,905
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	825	872,223
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	509,385

		$6,264,410

Transportation — 1.9%
Atlanta, Airport Revenue, 5.00%, 1/1/35	$750	$819,375
Atlanta, Airport Revenue, (AMT), 5.00%, 1/1/37	500	536,375

		$1,355,750

Water and Sewer — 6.6%
Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,000	$1,129,510
Coweta County, Water and Sewerage Authority, 5.00%, 6/1/37	1,000	1,081,390
Forsyth County, Water and Sewerage Authority, 5.00%, 4/1/27	1,000	1,242,280
Gwinnett County, Water and Sewerage Authority, 5.00%, 8/1/23	1,000	1,253,720

		$4,706,900

Total Tax-Exempt Investments — 103.3% (identified cost $67,376,982)		$73,870,577

Other Assets, Less Liabilities — (3.3)%		$(2,350,262)

Net Assets — 100.0%		$71,520,315

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Georgia municipalities. In addition, 12.6% of the Fund’s net assets at May 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 41.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 16.4% of total investments.

(1) Security represents the municipal bond held by a trust that issues residual interest bonds.

3

A summary of open financial instruments at May 31, 2012 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	115 U.S. 30-Year Treasury Bond	Short	$(16,933,540)	$(17,217,657)	$(284,117)

At May 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $284,117.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,974,828

Gross unrealized appreciation	$7,021,880
Gross unrealized depreciation	(391,131)

Net unrealized appreciation	$6,630,749

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$73,870,577	$—	$73,870,577
Total Investments	$—	$73,870,577	$—	$73,870,577

Liability Description
Futures Contracts	$(284,117)	$—	$—	$(284,117)
Total	$(284,117)	$—	$—	$(284,117)

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Kentucky Municipal Income Fund

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.3%
Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/27	$1,000	$1,169,150
Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/30	500	593,740

		$1,762,890

Education — 2.5%
Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,280	$1,318,720

		$1,318,720

Escrowed/Prerefunded — 3.7%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	$2,250	$1,969,560

		$1,969,560

General Obligations — 3.6%
Kenton County, 4.625%, 4/1/34	$750	$805,883
Lexington-Fayette Urban County Airport Board, 5.00%, 7/1/27	1,000	1,126,410

		$1,932,293

Hospital — 9.0%
Kentucky Economic Development Authority, (Ashland Hospital Corp.), 5.00%, 2/1/30	$1,000	$1,073,260
Kentucky Economic Development Authority, (Baptist Healthcare System), 5.625%, 8/15/27	500	568,480
Kentucky Economic Development Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	500	552,655
Kentucky Economic Development Finance Authority, (Baptist Healthcare System), 5.00%, 8/15/42	250	266,995
Louisville & Jefferson County Metro, (Catholic Health Initiatives), 5.00%, 12/1/35	750	825,277
Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	1,000	975,080
Pikeville Hospital, (Pikeville Medical Center, Inc.), 6.25%, 3/1/31	500	589,410

		$4,851,157

Housing — 3.9%
Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$255	$262,290
Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	1,765	1,845,996

		$2,108,286

Industrial Development Revenue — 3.0%
Owen County, (American Water Project), 6.25%, 6/1/39	$500	$556,645
Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,070	1,070,503

		$1,627,148

Insured-Electric Utilities — 15.3%
Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,000	$1,083,110
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.00%, 9/1/37	2,000	2,119,480
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.25%, 9/1/27	1,000	1,099,570
Owensboro, (AMBAC), 0.00%, 1/1/20	2,000	1,590,380
Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35(1)	1,200	1,318,560
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	400	481,852
Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	500	544,395

		$8,237,347

1

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 1.3%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$600	$676,854

		$676,854

Insured-Hospital — 6.6%
Jefferson County, Health Facilities Authority, (University Medical Center), (NPFG), 5.25%, 7/1/22	$850	$851,284
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	5,730	2,717,452

		$3,568,736

Insured-Industrial Development Revenue — 0.5%
Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$250	$258,105

		$258,105

Insured-Lease Revenue/Certificates of Participation — 12.6%
Jefferson County, School District Finance Corp., (AGM), 4.50%, 7/1/23	$1,000	$1,076,960
Kentucky Area Development Districts Financing Trust, (XLCA), 4.70%, 6/1/35	1,150	1,173,034
Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	500	571,555
Kentucky Property and Buildings Commission, (AGM), 5.00%, 11/1/26	500	567,230
Louisville, Parking Authority, (NPFG), 5.00%, 6/1/32	1,000	1,003,170
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	865	971,032
Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,000	1,122,580
Wayne County, School District Finance Corp., (NPFG), 4.00%, 7/1/25	255	264,662

		$6,750,223

Insured-Transportation — 5.4%
Louisville Regional Airport Authority, (AGM), (AMT), 5.50%, 7/1/38	$1,000	$1,068,840
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	2,295	1,857,734

		$2,926,574

Insured-Water and Sewer — 8.7%
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 4.375%, 8/1/35	$500	$518,280
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 5.00%, 8/1/37	1,000	1,114,790
Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	1,060	1,105,983
Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), (NPFG), 5.00%, 5/15/38	750	808,605
Owensboro, (AGC), 5.00%, 9/15/26	500	561,720
Owensboro, (AGC), 5.00%, 9/15/27	290	324,379
Owensboro, (AGC), 5.00%, 9/15/31	225	246,888

		$4,680,645

Lease Revenue/Certificates of Participation — 10.1%
Fayette County, School District Finance Corp., 4.00%, 4/1/25(2)	$400	$444,196
Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	2,700	2,596,428
Kentucky Asset/Liability Commission, Federal Highway Trust Fund, 5.00%, 9/1/22	1,000	1,201,970
Kentucky Property and Buildings Commission, 5.00%, 8/1/22	250	302,208
Kentucky Property and Buildings Commission, 5.50%, 11/1/28	750	862,222

		$5,407,024

Other Revenue — 1.0%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$4,200	$300,594
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	7,595	215,242

		$515,836

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 1.2%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$70	$75,128
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	75	80,591
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	128,820
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	380,575

		$665,114

Transportation — 4.3%
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$500	$563,060
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,000	1,142,170
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/32	500	585,255

		$2,290,485

Water and Sewer — 3.2%
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/27	$500	$590,135
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/34	1,000	1,139,280

		$1,729,415

Total Tax-Exempt Investments — 99.2% (identified cost $49,195,026)		$53,276,412

Other Assets, Less Liabilities — 0.8%		$426,481

Net Assets — 100.0%		$53,702,893

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 14.1% of the Fund’s net assets at May 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 50.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 24.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

A summary of open financial instruments at May 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	65 U.S. 30-Year Treasury Bond	Short	$(9,571,131)	$(9,731,719)	$(160,588)

At May 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

3

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $160,588.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,139,347

Gross unrealized appreciation	$4,416,843
Gross unrealized depreciation	(279,778)

Net unrealized appreciation	$4,137,065

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$53,276,412	$—	$53,276,412
Total Investments	$—	$53,276,412	$—	$53,276,412

Liability Description
Futures Contracts	$(160,588)	$—	$—	$(160,588)
Total	$(160,588)	$—	$—	$(160,588)

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Maryland Municipal Income Fund

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.3%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 1.5%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,250	$1,257,100

		$1,257,100

Education — 11.7%
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$2,000	$2,006,080
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,160	2,253,485
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,000	1,046,650
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,569,105
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	400	160,004
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000	1,031,700
University of Maryland, Auxiliary Facility and Tuition Revenue, 5.00%, 4/1/28	1,425	1,698,899

		$9,765,923

Escrowed/Prerefunded — 2.6%
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	$2,000	$2,137,620

		$2,137,620

General Obligations — 15.1%
Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,261,376
Baltimore County, (Metropolitan District), 5.00%, 2/1/31	2,000	2,283,580
Maryland, 5.00%, 11/1/19	2,000	2,537,420
Montgomery County, 5.00%, 5/1/23	1,000	1,176,340
Montgomery County, 5.00%, 5/1/25	1,500	1,727,535
Prince George’s County Housing Authority, 5.00%, 7/15/23	2,235	2,642,508
Puerto Rico, 0.00%, 7/1/16	1,100	969,958

		$12,598,717

Health Care-Miscellaneous — 2.3%
Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	$895	$896,253
Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,000	1,002,230

		$1,898,483

Hospital — 13.9%
Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$780	$795,522
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,000	1,076,770
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,158,260
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,181,340

1

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.25%, 5/15/46	$1,475	$1,535,460
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,064,750
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,280	1,322,138
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	1,630	1,678,101
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	750	791,070

		$11,603,411

Housing — 6.3%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,000	$1,036,370
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(2)	1,170	1,210,611
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	1,023,120
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	2,000	2,038,600

		$5,308,701

Industrial Development Revenue — 2.4%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$900	$830,088
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	185	182,643
Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,000	1,021,670

		$2,034,401

Insured-Education — 1.8%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,479,864

		$1,479,864

Insured-Escrowed/Prerefunded — 4.7%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,922,664

		$3,922,664

Insured-Hospital — 5.1%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/42	$740	$761,334
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,035	3,535,593

		$4,296,927

Insured-Special Tax Revenue — 2.6%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$550	$240,872
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,325	540,799
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	2,000	562,080
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	300	66,183
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	2,000	760,520

		$2,170,454

Insured-Transportation — 5.9%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/28	$1,000	$1,096,770
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	1,500	1,659,060
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(2)	2,000	2,198,100

		$4,953,930

2

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 4.9%
Baltimore, (Wastewater Projects), (FGIC), (NPFG), 5.00%, 7/1/22	$1,000	$1,201,720
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	2,000	2,378,980
Baltimore, (Water Projects), (FGIC), (NPFG), 5.125%, 7/1/42	500	501,700

		$4,082,400

Other Revenue — 4.4%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$15,520	$1,110,767
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	10,110	286,517
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	2,000	2,296,680

		$3,693,964

Senior Living/Life Care — 1.8%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$531,904
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	375	376,616
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	100	99,551
Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	500	507,305

		$1,515,376

Special Tax Revenue — 5.9%
Baltimore, (Clipper Mill), 6.25%, 9/1/33	$743	$774,756
Baltimore, (Strathdale Manor), 7.00%, 7/1/33	495	521,270
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,199,030
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	282,570
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	2,040	2,156,769

		$4,934,395

Transportation — 7.4%
Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,000	$1,172,160
Maryland Transportation Authority, 4.00%, 7/1/27	2,000	2,189,280
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,794,050

		$6,155,490

Total Tax-Exempt Investments — 100.3% (identified cost $78,499,170)		$83,809,820

Other Assets, Less Liabilities — (0.3)%		$(221,007)

Net Assets — 100.0%		$83,588,813

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

3

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 24.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 10.6% of total investments.

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $626,770.

A summary of open financial instruments at May 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	38 U.S. 30-Year Treasury Bond	Short	$(5,595,430)	$(5,689,312)	$(93,882)

At May 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $93,882.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$74,620,528

Gross unrealized appreciation	$6,318,734
Gross unrealized depreciation	(939,442)

Net unrealized appreciation	$5,379,292

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$83,809,820	$—	$83,809,820
Total Investments	$—	$83,809,820	$—	$83,809,820

Liability Description
Futures Contracts	$(93,882)	$—	$—	$(93,882)
Total	$(93,882)	$—	$—	$(93,882)

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Missouri Municipal Income Fund

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.2%
Missouri Environmental Improvement and Energy Resources Authority, 5.00%, 1/1/24	$675	$844,445
Missouri Environmental Improvement and Energy Resources Authority, 5.00%, 1/1/25	575	713,702
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 7.20%, 7/1/16	100	104,805
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	1,000	1,200,150

		$2,863,102

Education — 6.2%
Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/33	$2,000	$2,269,900
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,500	1,735,830
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,275	1,475,455

		$5,481,185

General Obligations — 11.6%
Clay County, Public School District, 5.00%, 3/1/28	$1,000	$1,193,620
Columbia School District, 5.00%, 3/1/31	1,000	1,179,420
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,157,930
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,153,400
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,125,380
Kansas City, 4.75%, 2/1/25	1,000	1,125,030
Marion County School District No. 60, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,176,260
University City School District, (Direct Deposit Program), 5.00%, 2/15/26	750	859,620
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,339,620

		$10,310,280

Hospital — 8.6%
Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$1,000	$1,004,610
Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	1,950	2,048,065
Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,089,250
Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	450	450,729
Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	250	257,010
Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,066,880
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	522,365
West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,175	1,175,282

		$7,614,191

1

Security	Principal Amount (000’s omitted)	Value
Housing — 2.6%
Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$820	$821,099
Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	505	511,969
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	200	212,832
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	595	631,337
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	170	174,314

		$2,351,551

Industrial Development Revenue — 3.7%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,480	$1,800,479
Saint Louis Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), (AMT), 4.875%, 3/1/32	1,500	1,503,570

		$3,304,049

Insured-Education — 1.2%
Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	$1,000	$1,100,810

		$1,100,810

Insured-Electric Utilities — 8.0%
Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	$2,250	$2,251,957
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	390	432,842
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	455	498,726
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,375	1,534,527
Springfield Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,275	2,382,630

		$7,100,682

Insured-Escrowed/Prerefunded — 3.4%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$2,989,285

		$2,989,285

Insured-General Obligations — 7.8%
Jackson County, Consolidated School District No. 002, (Missouri Direct Deposit), (NPFG), 5.00%, 3/1/27	$1,200	$1,290,780
Kansas City, (NPFG), 5.00%, 2/1/27	1,000	1,140,430
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	1,000	1,105,140
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 0.00%, 3/1/16	1,000	957,270
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 5.25%, 3/1/21	1,000	1,280,820
Springfield, School District No. R-12, (AGM), 5.25%, 3/1/25	1,000	1,142,950

		$6,917,390

Insured-Hospital — 5.8%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$4,000	$3,045,520
Missouri State Health and Educational Facilities Authority, (St. Luke’s Health System), (AGM), 5.50%, 11/15/28	1,850	2,080,862

		$5,126,382

Insured-Industrial Development Revenue — 0.8%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$731,693

		$731,693

2

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 4.9%
Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	$1,000	$746,830
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,279,644
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	957,754
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,000	1,375,950

		$4,360,178

Insured-Special Tax Revenue — 5.8%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$2,923,283
Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	1,000	1,102,360
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,000	1,124,160

		$5,149,803

Insured-Transportation — 6.2%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (1)	$2,060	$2,318,180
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	900	1,017,405
Saint Louis Airport, (Lambert International Airport), (FGIC), (NPFG), (AMT), 6.00%, 7/1/14	910	983,801
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,147,680

		$5,467,066

Insured-Water and Sewer — 1.3%
Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,000	$1,113,110

		$1,113,110

Other Revenue — 3.0%
Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,500	$2,655,750

		$2,655,750

Senior Living/Life Care — 3.7%
Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	$925	$910,635
Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,300	1,321,567
Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	1,000	1,023,450

		$3,255,652

Special Tax Revenue — 5.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$289,778
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	316,992
Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	600	626,238
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	6,185	474,637
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,150	1,274,706
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,350	1,427,274

		$4,409,625

Transportation — 2.6%
Missouri Highway and Transportation Commission, 5.00%, 5/1/19	$1,000	$1,158,100
Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,000	1,137,750

		$2,295,850

3

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 3.4%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,200	$1,367,484
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,685,878

		$3,053,362

Total Tax-Exempt Investments — 98.8% (identified cost $79,639,178)		$87,650,996

Other Assets, Less Liabilities — 1.2%		$1,058,444

Net Assets — 100.0%		$88,709,440

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. In addition, 12.9% of the Fund’s net assets at May 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 45.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 18.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at May 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	39 U.S. 10-Year Treasury Note	Short	$(5,179,007)	$(5,223,563)	$(44,556)
9/12	9 U.S. 30-Year Treasury Bond	Short	(1,325,234)	(1,347,469)	(22,235)

					$(66,791)

At May 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

4

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $66,791.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$77,666,769

Gross unrealized appreciation	$8,487,264
Gross unrealized depreciation	(383,037)

Net unrealized appreciation	$8,104,227

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$87,650,996	$—	$87,650,996
Total Investments	$—	$87,650,996	$—	$87,650,996

Liability Description
Futures Contracts	$(66,791)	$—	$—	$(66,791)
Total	$(66,791)	$—	$—	$(66,791)

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

North Carolina Municipal Income Fund

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.4%

Security	Principal Amount (000’s omitted)	Value
Education — 8.6%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/40	$500	$572,815
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	5,000	5,658,050
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,400	2,646,312
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,458,575

		$10,335,752

Electric Utilities — 5.2%
North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/26	$1,500	$1,682,265
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	2,000	2,505,360
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,230	1,359,298
Puerto Rico Electric Power Authority, 5.50%, 7/1/38	625	658,425

		$6,205,348

Escrowed/Prerefunded — 2.9%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,950	$1,682,226
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	2,000	1,750,720

		$3,432,946

General Obligations — 0.9%
Charlotte, 5.00%, 7/1/29	$1,000	$1,038,950

		$1,038,950

Hospital — 17.8%
Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	$4,980	$5,228,303
North Carolina Medical Care Commission, (Duke University Health System), Series A, 5.00%, 6/1/42	2,295	2,482,662
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,000	2,220,160
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	825	876,232
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,481,455
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	2,000	2,090,960
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	900	980,091
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,000	1,010,660
North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33	2,500	2,913,200

		$21,283,723

Housing — 6.1%
Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,430	$1,477,805
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,120	2,151,758
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,875	1,914,731
North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	845	863,235
North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	925	946,423

		$7,353,952

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$812,992

		$812,992

Insured-Education — 1.7%
North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$865	$871,159
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	1,050	1,155,315

		$2,026,474

Insured-Electric Utilities — 4.8%
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,110,017
North Carolina Eastern Municipal Power Agency, (AGC), 6.00%, 1/1/19	1,000	1,149,250
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,740	1,907,214
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	600	658,248

		$5,824,729

Insured-General Obligations — 0.8%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$840	$947,596

		$947,596

Insured-Hospital — 6.7%
Johnston Memorial Hospital, (AGM), 18.654%, 10/1/36(2)(3)(4)	$1,675	$2,282,958
North Carolina Medical Care Commission, (Betsy Johnson), (AGM), 5.375%, 10/1/24	1,025	1,090,959
North Carolina Medical Care Commission, (WakeMed), (AGC), 5.625%, 10/1/38	1,000	1,041,350
North Carolina Medical Care Commission, (WakeMed), (AGC), 5.875%, 10/1/38	2,090	2,190,362
North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,500	1,375,410

		$7,981,039

Insured-Lease Revenue/Certificates of Participation — 2.3%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,649,625
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,097,510

		$2,747,135

Insured-Special Tax Revenue — 3.0%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$611,974
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	8,610	744,937
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	12,000	2,117,520
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	625	96,838

		$3,571,269

Insured-Transportation — 6.1%
Charlotte Airport, (NPFG), (AMT), 5.25%, 7/1/21	$500	$540,725
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	10,000	3,561,600
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,138,660
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,800	2,025,594

		$7,266,579

Insured-Water and Sewer — 0.4%
Brunswick County, Enterprise System Water and Sewer Revenue, (AGM), 5.25%, 4/1/26	$500	$544,685

		$544,685

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 15.9%
Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,550	$1,715,028
Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,400	1,582,042
Charlotte, (Government Facilities), 5.00%, 6/1/33	1,500	1,551,000
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	2,003,926
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,106,470
Huntersville, 4.00%, 6/1/27	255	272,363
Huntersville, 4.00%, 6/1/28	500	530,260
Huntersville, 4.00%, 6/1/29	245	258,544
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,165,310
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	750	853,447
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/27	1,000	1,186,840
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,168,640
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,171,700
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,186,940
Wake County, 5.00%, 1/1/33	1,000	1,150,460
Wake County, 5.00%, 6/1/36	1,000	1,125,770

		$19,028,740

Other Revenue — 2.9%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$13,560	$970,489
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,000	1,242,430
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,293,326

		$3,506,245

Senior Living/Life Care — 1.6%
North Carolina Medical Care Commission, (United Methodist), 5.50%, 10/1/32	$1,900	$1,920,558

		$1,920,558

Solid Waste — 1.0%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,175,560

		$1,175,560

Special Tax Revenue — 3.4%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$8,510	$653,057
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(5)	2,620	2,769,969
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	638,195

		$4,061,221

Transportation — 2.8%
Charlotte Airport, 5.50%, 7/1/34	$500	$574,605
Charlotte Airport, (AMT), 5.00%, 7/1/36	500	535,980
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,143,470
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,095,180

		$3,349,235

Water and Sewer — 9.8%
Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$2,495	$2,848,716
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,000	2,270,620
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,143,550
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	2,051,802
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,155,120

Security	Principal Amount (000’s omitted)	Value
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	2,000	2,279,980

		$11,749,788

Total Tax-Exempt Investments — 105.4% (identified cost $112,593,073)		$126,164,516

Other Assets, Less Liabilities — (5.4)%		$(6,449,242)

Net Assets — 100.0%		$119,715,274

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 14.7% of the Fund’s net assets at May 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 24.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 12.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at May 31, 2012.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2012, the aggregate value of these securities is $2,282,958 or 1.9% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $804,969.

A summary of open financial instruments at May 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	200 U.S. 30-Year Treasury Bond	Short	$(29,506,884)	$(29,943,750)	$(436,866)

At May 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $436,866.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$102,715,087

Gross unrealized appreciation	$13,559,512
Gross unrealized depreciation	(45,083)

Net unrealized appreciation	$13,514,429

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$126,164,516	$—	$126,164,516
Total Investments	$—	$126,164,516	$—	$126,164,516

Liability Description
Futures Contracts	$(436,866)	$—	$—	$(436,866)
Total	$(436,866)	$—	$—	$(436,866)

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Oregon Municipal Income Fund

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.5%

Security	Principal Amount (000’s omitted)	Value
Education — 8.6%
Forest Grove, (Pacific University), 6.375%, 5/1/39	$3,000	$3,148,470
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,305,680
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,053,040
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/31	500	544,540
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,088,330
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	282,627
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	291,205
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,853,131
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,291,560

		$12,858,583

Electric Utilities — 1.7%
Eugene, Electric Utility System, 5.00%, 8/1/25	$945	$1,138,990
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	1,250	1,388,025

		$2,527,015

General Obligations — 36.0%
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	$1,500	$886,665
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/29	2,500	1,413,450
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	374,675
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	217,281
Clackamas County, School District No. 46, 0.00%, 6/15/32	2,230	1,060,231
Clackamas County, School District No. 46, 0.00%, 6/15/33	2,000	914,360
Clackamas County, School District No. 46, 0.00%, 6/15/39	12,870	4,487,254
Clackamas County, School District No. 86, 4.00%, 6/15/25	650	724,529
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/27	3,175	1,950,815
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/31	3,970	2,014,537
Jackson County, School District No. 549C, 5.00%, 6/15/33(1)	8,000	8,894,000
Keizer, (Keizer Station Area A Improvement District), 5.20%, 6/1/31	1,710	1,867,936
Lane and Douglas Counties, School District No. 45J3, 5.00%, 6/15/24	1,785	2,199,870
Lane and Douglas Counties, School District No. 45J3, 5.00%, 6/15/25	1,445	1,766,975
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	542,200
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	633,270
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/33	1,000	450,620
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/34	1,365	587,127
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	3,555	3,559,906
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/31	1,575	799,218
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/33	5,820	2,705,078
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	3,350	1,236,351
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	2,120	767,567
Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,325	1,387,778
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,324,275
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	492,649
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,828,721
Salem-Keizer, School District No. 24J, 0.00%, 6/15/30	12,660	6,752,338
Washington County, Forest Grove School District No. 15, 0.00%, 6/15/26	1,975	1,257,621

		$54,097,297

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 6.2%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,500	$3,217,375
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,105	2,113,146
Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	4,010,312

		$9,340,833

Housing — 8.9%
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$780	$780,460
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,460	2,515,153
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	5,000	5,229,550
Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	2,725	2,843,565
Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	950	963,509
Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	1,045	1,093,394

		$13,425,631

Insured-Education — 2.4%
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	$4,800	$3,570,288

		$3,570,288

Insured-Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$1,715	$1,903,393
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,760	3,025,236

		$4,928,629

Insured-General Obligations — 7.4%
Beaverton, School District, (AGC), 5.125%, 6/1/36	$715	$839,610
Clackamas and Washington Counties, School District No. 3, (FGIC), (NPFG), 0.00%, 6/15/23	3,440	2,536,862
Linn County, Lebanon Community School District No. 9, (FGIC), (NPFG), 5.50%, 6/15/30	4,000	5,429,000
Newport, (AGC), 0.00%, 6/1/28	1,000	586,300
Newport, (AGC), 0.00%, 6/1/29	1,225	686,564
Washington, Multnomah and Yamhill Counties, School District No. 1J, (NPFG), 0.00%, 6/15/26	1,740	974,992

		$11,053,328

Insured-Hospital — 3.3%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,528,709
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,497,880

		$5,026,589

Insured-Special Tax Revenue — 6.0%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$560	$245,252
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	450	99,274
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	12,100	1,680,327
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,129,370
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	3,170,600
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	29,650	2,565,318
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,255	194,450

		$9,084,591

Insured-Transportation — 4.2%
Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$329,912
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,758,062
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,930	2,131,164
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,800	2,025,594

		$6,244,732

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 7.7%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$20,255	$1,449,650
Oregon State Department of Administrative Services, 5.00%, 4/1/28(1)(2)	8,740	10,119,260

		$11,568,910

Senior Living/Life Care — 1.2%
Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,750	$1,786,540

		$1,786,540

Special Tax Revenue — 4.9%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$12,970	$995,318
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	5,220	5,518,793
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	884,105

		$7,398,216

Transportation — 4.1%
Port of Portland, Portland International Airport, 5.00%, 7/1/29	$4,000	$4,400,840
Redmond Airport Revenue, 5.50%, 6/1/24	215	234,657
Redmond Airport Revenue, 5.75%, 6/1/27	200	217,874
Redmond Airport Revenue, 6.00%, 6/1/34	550	598,037
Redmond Airport Revenue, 6.25%, 6/1/39	600	658,152

		$6,109,560

Water and Sewer — 3.6%
Portland, Water System, 5.00%, 5/1/35	$1,865	$2,155,679
Washington County, Clean Water Services, 4.75%, 10/1/27	1,710	1,947,485
Washington County, Clean Water Services, 5.701%, 10/1/30	1,000	1,261,530

		$5,364,694

Total Tax-Exempt Investments — 109.5% (identified cost $146,383,539)		$164,385,436

Other Assets, Less Liabilities — (9.5)%		$(14,253,654)

Net Assets — 100.0%		$150,131,782

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 16.0% of the Fund’s net assets at May 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 24.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 10.7% of total investments.

3

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $5,168,052.

A summary of open financial instruments at May 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	300 U.S. 30-Year Treasury Bond	Short	$(44,303,263)	$(44,915,625)	$(612,362)

At May 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $612,362.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$128,628,543

Gross unrealized appreciation	$20,485,908
Gross unrealized depreciation	(2,099,015)

Net unrealized appreciation	$18,386,893

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$164,385,436	$—	$164,385,436
Total Investments	$—	$164,385,436	$—	$164,385,436

Liability Description
Futures Contracts	$(612,362)	$—	$—	$(612,362)
Total	$(612,362)	$—	$—	$(612,362)

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

South Carolina Municipal Income Fund

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.1%

Security	Principal Amount (000’s omitted)	Value
Education — 3.2%
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	$4,195	$4,637,489

		$4,637,489

Electric Utilities — 6.6%
South Carolina Public Service Authority, (Santee Cooper), 5.375%, 1/1/28	$4,510	$5,388,232
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	3,560	4,093,751

		$9,481,983

General Obligations — 12.5%
Charleston County, 4.00%, 11/1/29	$3,000	$3,328,890
Charleston County, 5.00%, 11/1/25	2,255	2,800,169
Charleston County School District, 4.00%, 2/1/24	2,500	2,891,625
South Carolina, 3.25%, 8/1/30	1,760	1,781,402
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25(1)	4,275	3,453,430
South Carolina, (Coastal Carolina University), 2.50%, 4/1/30	3,850	3,722,911

		$17,978,427

Hospital — 18.0%
Florence County, (McLeod Regional Medical Center Project), 5.00%, 11/1/37	$1,000	$1,077,870
Greenville Hospital System Board, 5.00%, 5/1/29(2)	3,000	3,314,640
Greenwood County, 5.375%, 10/1/39	3,835	4,117,908
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,500	1,633,635
Greenwood County, (Self Regional Healthcare), 5.00%, 10/1/22	450	522,927
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	3,615	3,950,255
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/32	1,160	1,251,976
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	1,250	1,226,225
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	1,500	1,474,995
South Carolina Jobs Economic Development Authority, (Health Services), 5.75%, 8/1/39	3,420	3,759,333
South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	3,380	3,702,215

		$26,031,979

Industrial Development Revenue — 2.1%
Richland County, (International Paper Co.), (AMT), 5.95%, 9/1/31	$1,500	$1,514,175
Richland County, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,400	1,460,088

		$2,974,263

Insured-Electric Utilities — 10.3%
Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/32	$9,410	$3,962,927
Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	5,000	2,447,300
Piedmont Municipal Power Agency, (FGIC), (NPFG), 0.00%, 1/1/23	2,090	1,415,662
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	1,420	1,575,987
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	1,350	1,483,839
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,375	2,603,237
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	950	1,042,226
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	330	368,287

		$14,899,465

1

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 1.2%
Berkeley County, (AGM), 2.00%, 9/1/25	$240	$227,445
Berkeley County, School District, (AGM), 2.75%, 1/15/22	1,530	1,531,056

		$1,758,501

Insured-Lease Revenue/Certificates of Participation — 3.1%
Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	$3,210	$3,354,129
St. Peters Parish-Jasper County Public Facilities Corp., (County Office Buildings Projects), (AGM), 5.00%, 4/1/31	1,000	1,084,980

		$4,439,109

Insured-Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$3,390	$293,303
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,255	194,450

		$487,753

Insured-Transportation — 2.9%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	$2,700	$3,038,391
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (AGC), (AMT), 5.00%, 1/1/21	1,095	1,167,894

		$4,206,285

Insured-Utilities — 3.0%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,311,010
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,679,780
South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	385	390,887

		$4,381,677

Insured-Water and Sewer — 5.0%
Greenwood, Metropolitan District Sewer System, (AGM), 17.688%, 10/1/30(4)(5)(6)	$1,875	$2,645,325
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,302,749
Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	2,155	2,271,348

		$7,219,422

Lease Revenue/Certificates of Participation — 13.2%
Berkeley County, School District, 5.125%, 12/1/30	$2,350	$2,510,246
Charleston Educational Excellence Financing Corp., 5.25%, 12/1/22	320	362,970
Dorchester County, School District No. 2, 5.25%, 12/1/29	2,500	2,677,225
Greenville County, School District, 5.00%, 12/1/24(3)	3,000	3,413,880
Laurens County, School District, 5.25%, 12/1/30	4,645	4,853,746
Lexington One, School Facilities Corp., 5.25%, 12/1/27	1,470	1,561,772
Lexington One, School Facilities Corp., 5.25%, 12/1/29	1,665	1,759,356
Lexington One, School Facilities Corp., 5.25%, 12/1/30	495	522,220
Newberry County, School District, 5.25%, 12/1/25	1,320	1,392,138

		$19,053,553

Other Revenue — 1.5%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$21,465	$1,536,250
Tobacco Settlement Revenue Management Authority, 5.00%, 6/1/18	650	650,000

		$2,186,250

Special Tax Revenue — 5.7%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$23,870	$1,831,784
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(3)(7)	5,220	5,518,793
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	948,510

		$8,299,087

2

Security	Principal Amount (000’s omitted)	Value
Student Loan — 1.8%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$2,355	$2,607,173

		$2,607,173

Transportation — 2.9%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,134,713

		$4,134,713

Water and Sewer — 11.8%
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/29	$1,000	$1,191,600
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/30	1,000	1,183,970
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,000	3,476,820
Columbia, Waterworks and Sewer Revenue, 5.00%, 2/1/40(3)(7)	7,500	8,556,075
North Charleston Sewer District, 2.00%, 1/1/29	1,000	881,560
North Charleston Sewer District, 2.00%, 1/1/30	1,000	873,540
North Charleston Sewer District, 2.00%, 1/1/31	1,000	861,570

		$17,025,135

Total Tax-Exempt Investments — 105.1% (identified cost $137,264,507)		$151,802,264

Other Assets, Less Liabilities — (5.1)%		$(7,428,721)

Net Assets — 100.0%		$144,373,543

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. In addition, 13.5% of the Fund’s net assets at May 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 24.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 7.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2012, the aggregate value of these securities is $2,645,325 or 1.8% of the Fund’s net assets.

3

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(6)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at May 31, 2012.

(7)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $4,534,868.

A summary of open financial instruments at May 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	300 U.S. 30-Year Treasury Bond	Short	$(44,217,389)	$(44,915,626)	$(698,237)

At May 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $698,237.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$124,065,578

Gross unrealized appreciation	$15,020,080
Gross unrealized depreciation	(173,394)

Net unrealized appreciation	$14,846,686

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$151,802,264	$—	$151,802,264
Total Investments	$—	$151,802,264	$—	$151,802,264

Liability Description
Futures Contracts	$(698,237)	$—	$—	$(698,237)
Total	$(698,237)	$—	$—	$(698,237)

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tennessee Municipal Income Fund

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.7%

Security	Principal Amount (000’s omitted)	Value
Education — 9.3%
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	$1,425	$1,593,891
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,000	1,118,520
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, (Belmont University), 5.00%, 11/1/28	350	375,382
Tennessee School Bond Authority, 5.00%, 5/1/39	1,500	1,668,765

		$4,756,558

Electric Utilities — 5.5%
Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,500	$1,685,430
Clarksville, Electric Revenue, 5.00%, 9/1/34	500	566,135
Metropolitan Government of Nashville and Davidson County, Series A, 5.00%, 5/15/36	500	575,265

		$2,826,830

General Obligations — 7.2%
Johnson City, 5.00%, 6/1/31	$350	$396,382
Tennessee, 4.00%, 8/1/25	1,000	1,144,330
Tennessee, 5.00%, 5/1/29	1,000	1,210,990
Williamson County, 3.25%, 4/1/17	850	950,249

		$3,701,951

Hospital — 15.5%
Chattanooga, Health, Educational and Housing Facilities Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$500	$587,245
Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	1,000	1,039,340
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,329,100
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	3,200	725,824
Knox County, Health, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	500	505,590
Rutherford County, Health and Educational Facilities Board, (Ascension Health Care Group), 5.00%, 11/15/40	1,070	1,155,193
Shelby County, Health, Educational and Housing Facilities Board, (Methodist Le Bonheur Health), 5.00%, 5/1/42	1,000	1,072,280
Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	500	538,270
Sullivan County, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	1,000	1,028,450

		$7,981,292

Housing — 4.3%
Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$465	$479,406
Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,215	1,265,641
Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	440	453,103

		$2,198,150

1

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 1.5%
Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$300	$300,021
Metropolitan Nashville Airport Authority, (Aero Nashville Project), 5.20%, 7/1/26	500	491,170

		$791,191

Insured-Education — 2.8%
Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,420,687

		$1,420,687

Insured-Electric Utilities — 10.1%
Lawrenceburg, Electric Revenue, (NPFG), 6.625%, 7/1/18	$1,000	$1,169,860
Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	600	700,182
Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,000	1,068,420
Metropolitan Government of Nashville and Davidson County, (NPFG), 0.00%, 5/15/17	1,000	944,850
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	260	288,561
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	450	493,245
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	170	186,504
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	300	334,806

		$5,186,428

Insured-Escrowed/Prerefunded — 6.4%
Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	$225	$225,756
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), Prerefunded to 1/1/13, 5.00%, 1/1/26	825	848,149
West Wilson Utility District Waterworks, (NPFG), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,000	2,186,540

		$3,260,445

Insured-General Obligations — 6.8%
Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	$500	$544,650
Franklin, Special School District, (AGM), 0.00%, 6/1/19	1,425	1,258,489
Franklin, Special School District, (AGM), 0.00%, 6/1/20	2,000	1,700,380

		$3,503,519

Insured-Hospital — 1.3%
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), 5.00%, 1/1/26	$675	$681,770

		$681,770

Insured-Lease Revenue/Certificates of Participation — 1.3%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$500	$687,975

		$687,975

Insured-Special Tax Revenue — 3.9%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$3,000	$843,120
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	617,972
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	1,750	531,370

		$1,992,462

Insured-Transportation — 2.6%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$560	$630,185
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	640	690,182

		$1,320,367

2

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 10.7%
Clarksville, Water, Sewer and Gas, (AGM), 5.25%, 2/1/18	$1,000	$1,218,460
Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (NPFG), 5.00%, 9/1/35	1,000	1,081,030
Knox County, First Utility District, (NPFG), 5.00%, 12/1/25	875	991,664
Memphis, Sanitary Sewer System, (AGM), 4.75%, 7/1/24	1,000	1,064,050
Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), (NPFG), 5.20%, 1/1/13	575	589,984
South Blount County, Utility District, Water Revenue, (AGM), 5.00%, 12/1/33	500	566,180

		$5,511,368

Other Revenue — 0.9%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$6,550	$468,784

		$468,784

Special Tax Revenue — 3.7%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$135	$144,889
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	145	155,810
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	3,975	305,041
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	680	753,739
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	170	179,731
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	380,575

		$1,919,785

Transportation — 3.9%
Memphis-Shelby County, Airport Authority, (AMT), 5.00%, 7/1/25	$500	$547,720
Memphis-Shelby County, Airport Authority, (AMT), 5.75%, 7/1/24	1,250	1,447,912

		$1,995,632

Total Tax-Exempt Investments — 97.7% (identified cost $46,392,046)		$50,205,194

Other Assets, Less Liabilities — 2.3%		$1,163,974

Net Assets — 100.0%		$51,369,168

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

3

The Fund invests primarily in debt securities issued by Tennessee municipalities. In addition, 13.6% of the Fund’s net assets at May 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 46.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 18.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at May 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	70 U.S. 30-Year Treasury Bond	Short	$(10,307,372)	$(10,480,313)	$(172,941)

At May 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $172,941.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,029,563

Gross unrealized appreciation	$4,635,818
Gross unrealized depreciation	(740,187)

Net unrealized appreciation	$3,895,631

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$50,205,194	$—	$50,205,194
Total Investments	$—	$50,205,194	$—	$50,205,194

Liability Description
Futures Contracts	$(172,941)	$—	$—	$(172,941)
Total	$(172,941)	$—	$—	$(172,941)

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Virginia Municipal Income Fund

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.1%
Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	$1,000	$1,191,250

		$1,191,250

Education — 9.0%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,908,811
University of Virginia, 5.00%, 6/1/40	3,100	3,488,678
Virginia College Building Authority, 5.00%, 9/1/33	4,000	4,456,280
Virginia College Building Authority, 5.00%, 9/1/38	275	301,601

		$10,155,370

Electric Utilities — 3.3%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,500	$1,568,355
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	2,015	2,200,521

		$3,768,876

Escrowed/Prerefunded — 0.1%
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	$75	$76,850

		$76,850

General Obligations — 9.4%
Loudoun County, 5.00%, 7/1/27	$2,820	$3,395,731
Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,390	1,420,733
Portsmouth, 4.75%, 7/15/25	500	576,100
Portsmouth, 5.25%, 7/15/25	675	808,981
Virginia, 5.00%, 6/1/31	2,000	2,410,580
Virginia Beach, 4.00%, 4/1/29	1,750	1,923,845

		$10,535,970

Hospital — 20.0%
Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$1,750	$1,779,452
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	5,000	6,131,442
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,386,280
Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	700	735,266
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	795	802,823
Prince William County Industrial Development Authority, 5.20%, 10/1/30	465	504,260
Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,000	1,086,430
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,203,026
Virginia Small Business Financing Authority, (Sentara Healthcare), 5.00%, 11/1/40	1,950	2,120,449
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,571,115
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,652,669

1

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	$1,500	$1,596,165

		$22,569,377

Housing — 5.7%
Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$3,480	$3,559,170
Virginia Housing Development Authority, (AMT), 23.618%, 10/1/35(2)(3)(4)	1,000	1,276,750
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	1,500	1,573,410

		$6,409,330

Industrial Development Revenue — 2.5%
James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,250	$1,253,800
Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	1,615	1,607,232

		$2,861,032

Insured-Education — 4.7%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$4,155	$5,297,168

		$5,297,168

Insured-Electric Utilities — 2.9%
Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	$2,000	$2,096,960
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	1,155,790

		$3,252,750

Insured-Hospital — 5.7%
Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$325	$340,587
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	1,500	1,783,425
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	3,655	4,308,697

		$6,432,709

Insured-Lease Revenue/Certificates of Participation — 0.7%
Rappahannock Regional Jail Authority, (NPFG), 4.50%, 12/1/36	$785	$822,586

		$822,586

Insured-Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$446,709

		$446,709

Insured-Transportation — 19.0%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$5,747,000
Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.00%, 10/1/33	950	962,721
Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.25%, 10/1/32	1,000	1,004,280
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,130,780
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	3,040	3,421,003
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,808,720
Richmond Metropolitan Authority, (FGIC), (NPFG), 5.25%, 7/15/22	3,800	4,447,368
Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	2,825	2,864,324

		$21,386,196

2

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 1.5%
Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,500	$1,711,860

		$1,711,860

Other Revenue — 3.1%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,000	$500,990
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	14,980	424,533
Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,250	1,289,775
Tobacco Settlement Financing Corp., 5.00%, 6/1/47	2,000	1,326,800

		$3,542,098

Senior Living/Life Care — 1.9%
Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	$1,085	$1,104,920
Virginia Beach Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	1,000	1,019,460

		$2,124,380

Special Tax Revenue — 1.3%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$845,400
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	630	666,061

		$1,511,461

Transportation — 2.5%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,097,000
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,676,430

		$2,773,430

Water and Sewer — 7.6%
Hopewell Sewer System Revenue, 5.00%, 7/15/33	$1,000	$1,136,730
Fairfax County Water Authority, 5.25%, 4/1/27	2,795	3,794,576
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	475	508,696
Virginia Resources Authority, Infrastructure Revenue, 5.25%, 11/1/33	2,710	3,094,847

		$8,534,849

Total Tax-Exempt Investments — 102.4% (identified cost $103,450,274)		$115,404,251

Other Assets, Less Liabilities — (2.4)%		$(2,745,931)

Net Assets — 100.0%		$112,658,320

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

3

The Fund invests primarily in debt securities issued by Virginia municipalities. In addition, 10.2% of the Fund’s net assets at May 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 32.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 17.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(3)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at May 31, 2012.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2012, the aggregate value of these securities is $1,276,750 or 1.1% of the Fund’s net assets.

A summary of open financial instruments at May 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	245 U.S. 30-Year Treasury Bond	Short	$(36,075,802)	$(36,681,094)	$(605,292)

At May 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $605,292.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$98,291,121

Gross unrealized appreciation	$13,253,658
Gross unrealized depreciation	(990,528)

Net unrealized appreciation	$12,263,130

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$115,404,251	$—	$115,404,251
Total Investments	$—	$115,404,251	$—	$115,404,251

Liability Description
Futures Contracts	$(605,292)	$—	$—	$(605,292)
Total	$(605,292)	$—	$—	$(605,292)

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	July 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 25, 2012